Exhibit 99.2

CARD SERIES SCHEDULE TO MONTHLY NOTEHOLDERS’ STATEMENT

Date: 12/12/2012

CAPITAL ONE MULTI-ASSET EXECUTION TRUST, ASSET POOL 1 Monthly Period Ending: November 30, 2012

Reference is made to the Series 2002-CC Supplement as amended,(the “Series 2002-CC Supplement”), dated as of October 9, 2002, between Capital One Funding, LLC, a Virginia limited liability company (“Funding”), as Transferor, Capital One Bank (USA), National Association, a national banking association (the “Bank”), as Servicer , and The Bank of New York Mellon, as Trustee, and the Indenture as amended,(the “Indenture”), dated as of October 9, 2002, between Capital One Multi-asset Execution Trust, as Issuer, and The Bank of New York Mellon, as Indenture Trustee.

The following computations are prepared with respect to the Transfer Date of December 14, 2012 and with respect to the performance of the Trust during the related Monthly Period from November 1, 2012 through November 30, 2012. Current Distribution Date is December 17, 2012.

Interest Period for all tranches generally includes the previous Distribution Date (or in the case of the initial Interest Payment Date, the Issuance Date) through the day preceding the current Distribution Date.

Interest on floating rate tranches is calculated on the basis of 360-day year and the actual number of days in the related interest Period. Interest on fixed rate tranches is calculated on the basis of a 360-day year and twelve 30-day months.

Material terms, parties and related abbreviations used herein may be found in the following documents as filed with the Securities and Exchange Commision (“SEC”).

Amended and Restated Pooling and Servicing Agreement dated as of August 1, 2002, January 13, 2006, March 23, 2007 and July 1, 2007	Included in Exhibit 4.2 to Funding’s Form 8-K filed with the SEC on July 6, 2007.

First Amendment to Amended and Restated Pooling and Servicing Agreement dated as of March 1, 2008.	Included in Exhibit 4.2 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

Second Amendment to Amended and Restated Pooling and Servicing Agreement dated as of July 15, 2010.	Included in Exhibit 4.1 to Trust’s Form 8-K filed with the SEC on July 15, 2010.

Series 2002-CC Supplement to the Amended and Restated Pooling and Servicing Agreement dated as of October 9, 2002, relating to the COMT Collateral Certificate.	Included in Exhibit 4.1 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to the Series 2002-CC Supplement dated as of March 1, 2008.	Included in Exhibit 4.6 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

Transfer and Administration Agreement dated as of October 9, 2002.	Included in Exhibit 4.2 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to Transfer and Administration Agreement dated as of March 1, 2008.	Included in Exhibit 4.10 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

Capital One Multi-asset Execution Trust Amended and Restated Trust Agreement dated as of October 9, 2002.	Included in Exhibit 4.3 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

Indenture dated as of October 9, 2002.	Included in Exhibit 4.4 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to Indenture dated as of March 1, 2008.	Included in Exhibit 4.7 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

COMT Asset Pool 1 Supplement dated as of October 9, 2002.	Included in Exhibit 4.5 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to COMT Asset Pool 1 Supplement dated as of March 1, 2008.	Included in Exhibit 4.8 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

COMT Asset Pool 1 Supplement dated as of October 9, 2002.	Included in Exhibit 4.6 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to Card Series Indenture Supplement dated as of March 1, 2008.	Included in Exhibit 4.9 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

A.	Interest to be paid on the corresponding Distribution Date:

	CUSIP Number	Interest Payment Date	Total Amount of Interest to be paid	Per $1000 of Outstanding Dollar Principal Amount

Class A (2004-1)	14041NBG5	17-Dec-12	185,777.78	0.3715555600
Class A (2004-4)	14041NBN0	17-Dec-12	190,222.22	0.3804444400
Class A (2005- 9)	14041NCK5	17-Dec-12	86,088.89	0.2648888923
Class A (2006- 1)	14041NCN9	17-Dec-12	108,000.00	0.2160000000
Class A (2006- 3)	14041NCQ2	17-Dec-12	1,683,333.33	4.2083333250
Class A (2006- 5)	14041NCS8	17-Dec-12	119,111.11	0.2382222200
Class A (2006- 8)	14041NCX7	17-Dec-12	63,466.67	0.2115555667
Class A (2006-11)	14041NDB4	17-Dec-12	198,666.67	0.2648888933
Class A (2006-12)	14041NDC2	17-Dec-12	119,111.11	0.2382222200
Class A (2007- 1)	14041NDG3	17-Dec-12	143,333.33	0.2293333280
Class A (2007- 2)	14041NDL2	17-Dec-12	179,200.00	0.2560000000
Class A (2007- A)	U13554AD9	17-Dec-12	866,666.67	4.3333333500
Class A (2007-5)	14041NDT5	17-Dec-12	132,266.67	0.2204444500
Class A (2007-7)	14041NDX6	17-Dec-12	4,791,666.67	4.7916666700
Class A (2007-8)	14041NDY4	17-Dec-12	870,503.47	1.7410069400
Class A (2008-3)	14041N ED9	17-Dec-12	2,525,000.00	4.2083333333

Total Class A			12,262,414.59

Class B (2004-3)	14041NBL4	17-Dec-12	125,066.67	0.8337778000
Class B (2004-7)		15-Jan-13	—	0.0000000000
Class B (2005-1)	14041NBX8	17-Dec-12	714,583.33	4.0833333143
Class B (2005-3)	14041NCG4	15-Jan-13	—	0.0000000000
Class B (2006-1)	14041NCT6	17-Dec-12	75,911.11	0.4337777714
Class B (2007- 1)	14041NDH1	17-Dec-12	148,711.11	0.4248888857
Class B (2009-C)		17-Dec-12	—	0.0000000000

Total Class B			1,064,272.22

Class C (2003-3)	14041NAV3	17-Dec-12	546,222.22	2.1848888800
Class C (2004-2)	14041NBH3	17-Dec-12	111,822.22	1.1182222000
Class C (2004-3)		17-Dec-12	5,879,081.25	15.9975000000
Class C (2007-1)	14041NDJ7	17-Dec-12	183,466.67	0.6115555667
Class C (2009-A)		17-Dec-12	—	0.0000000000

Total Class C			6,720,592.36

Total			20,047,279.17

B.	Principal to be paid on the Distribution Date:

	CUSIP Number	Principal Payment Date	Total Amount of Principal to be paid	Per $1000 of Outstanding Dollar Principal Amount

Class A (2007-8)	14041NDY4	17-Dec-12	500,000,000.00	1,000.0000000000

C.	Outstanding Dollar Principal Amount and Nominal Liquidation Amount for the related Monthly Period:

(as of the end of the related Monthly Period)

	Initial Dollar Principal Amount	Outstanding Dollar Principal Amount	Adjusted Outstanding Dollar Principal Amount	Nominal Liquidation Amount

Class A (2004-1)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2004-4)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2005- 9)	325,000,000.00	325,000,000.00	325,000,000.00	325,000,000.00
Class A (2006- 1)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2006- 3)	400,000,000.00	400,000,000.00	400,000,000.00	400,000,000.00
Class A (2006- 5)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2006- 8)	300,000,000.00	300,000,000.00	300,000,000.00	300,000,000.00
Class A (2006-11)	750,000,000.00	750,000,000.00	750,000,000.00	750,000,000.00
Class A (2006-12)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2007- 1)	625,000,000.00	625,000,000.00	625,000,000.00	625,000,000.00
Class A (2007- 2)	700,000,000.00	700,000,000.00	700,000,000.00	700,000,000.00
Class A (2007- A)	200,000,000.00	200,000,000.00	200,000,000.00	200,000,000.00
Class A (2007-5)	600,000,000.00	600,000,000.00	600,000,000.00	600,000,000.00
Class A (2007-7)	1,000,000,000.00	1,000,000,000.00	1,000,000,000.00	1,000,000,000.00
Class A (2007-8)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2008-3)	600,000,000.00	600,000,000.00	600,000,000.00	600,000,000.00

Total Class A	8,500,000,000.00	8,500,000,000.00	8,500,000,000.00	8,500,000,000.00

Class B (2004-3)	150,000,000.00	150,000,000.00	150,000,000.00	150,000,000.00
Class B (2004-7)	184,605,000.00	184,605,000.00	184,605,000.00	184,605,000.00
Class B (2005-1)	175,000,000.00	175,000,000.00	175,000,000.00	175,000,000.00
Class B (2005-3)	100,000,000.00	100,000,000.00	100,000,000.00	100,000,000.00
Class B (2006-1)	175,000,000.00	175,000,000.00	175,000,000.00	175,000,000.00
Class B (2007- 1)	350,000,000.00	350,000,000.00	350,000,000.00	350,000,000.00
Class B (2009-C)	—	—	—	—

Total Class B	1,134,605,000.00	1,134,605,000.00	1,134,605,000.00	1,134,605,000.00

Class C (2003-3)	250,000,000.00	250,000,000.00	250,000,000.00	250,000,000.00
Class C (2004-2)	100,000,000.00	100,000,000.00	100,000,000.00	100,000,000.00
Class C (2004-3)	367,500,000.00	367,500,000.00	367,500,000.00	367,500,000.00
Class C (2007-1)	300,000,000.00	300,000,000.00	300,000,000.00	300,000,000.00
Class C (2009-A)	—	—	—	—

Total Class C	1,017,500,000.00	1,017,500,000.00	1,017,500,000.00	1,017,500,000.00

Class D (2002-1)		107,604,069.41	107,604,069.41	107,604,069.41

Total	10,652,105,000.00	10,759,709,069.41	10,759,709,069.41	10,759,709,069.41

D.	Nominal Liquidation Amount for Tranches of Notes Outstanding:

(including all tranches issued as of the end of the Monthly Period, after taking into account all allocations expected to occur on the Distribution Date)

	End of Month Nominal Liquidation Amount	Increase due to accretions of Principal for Discount Notes	Withdrawal from Principal Funding sub-Account	Reimbursements of Nominal Liquidation Amount from Available Funds	Reductions due to reallocation of Card Series Principal Amounts	Reduction due to Investor Charge-offs	Reductions due to deposits into the Principal Funding sub-Account	Nominal Liquidation Amount as of the Distribution Date*
Class A (2004-1)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2004-4)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2005-9)	325,000,000.00	—	—	—	—	—	—	325,000,000.00
Class A (2006-1)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2006-3)	400,000,000.00	—	—	—	—	—	—	400,000,000.00
Class A (2006-5)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2006-8)	300,000,000.00	—	—	—	—	—	—	300,000,000.00
Class A (2006-11)	750,000,000.00	—	—	—	—	—	—	750,000,000.00
Class A (2006-12)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2007-1)	625,000,000.00	—	—	—	—	—	—	625,000,000.00
Class A (2007-2)	700,000,000.00	—	—	—	—	—	—	700,000,000.00
Class A (2007-A)	200,000,000.00	—	—	—	—	—	—	200,000,000.00
Class A (2007-5)	600,000,000.00	—	—	—	—	—	—	600,000,000.00
Class A (2007-7)	1,000,000,000.00	—	—	—	—	—	—	1,000,000,000.00
Class A (2007-8)	500,000,000.00	—	—	—	—	—	500,000,000.00	—
Class A (2008-3)	600,000,000.00	—	—	—	—	—	—	600,000,000.00

Total Class A	8,500,000,000.00	—	—	—	—	—	500,000,000.00	8,000,000,000.00

Class B (2004-3)	150,000,000.00	—	—	—	—	—	—	150,000,000.00
Class B (2004-7)	184,605,000.00	—	—	—	—	—	—	184,605,000.00
Class B (2005-1)	175,000,000.00	—	—	—	—	—	—	175,000,000.00
Class B (2005-3)	100,000,000.00	—	—	—	—	—	—	100,000,000.00
Class B (2006-1)	175,000,000.00	—	—	—	—	—	—	175,000,000.00
Class B (2007- 1)	350,000,000.00	—	—	—	—	—	—	350,000,000.00
Class B (2009-C)	—	—	—	—	—	—	—	—

Total Class B	1,134,605,000.00	—	—	—	—	—	—	1,134,605,000.00

Class C (2003-3)	250,000,000.00	—	—	—	—	—	—	250,000,000.00
Class C (2004-2)	100,000,000.00	—	—	—	—	—	—	100,000,000.00
Class C (2004-3)	367,500,000.00	—	—	—	—	—	—	367,500,000.00
Class C (2007-1)	300,000,000.00	—	—	—	—	—	—	300,000,000.00
Class C (2009-A)	—	—	—	—	—	—	—	—

Total Class C	1,017,500,000.00	—	—	—	—	—	—	1,017,500,000.00

Class D (2002-1)	107,604,069.41	—	—	—	—		—	102,553,232.91

Total	10,759,709,069.41	—	—	—	—		500,000,000.00	10,254,658,232.91

*	This report does not capture any new issuances or increases of notes occurring after the end of the Monthly Period. Additionally, the Class D balance reflects any reductions due to maturities that will occur on the distribution date.

E.	Targeted Deposits to Principal Funding sub-Accounts:

	Beginning Principal Funding sub-Account Balance	Targeted Deposit to Principal Funding sub-Account	Previous shortfalls of targeted deposits to the Principal Funding Sub-Accout	Actual Deposit to Principal Funding sub-Account	Amounts withdrawn from the Principal Funding sub-Account for payment to Noteholders	Ending Principal Funding sub-Account Balance	Principal Funding sub-Account Earnings
Class A (2007-8)	—	500,000,000.00	—	500,000,000.00	500,000,000.00	—	—

F.	Targeted Deposits to Interest Funding sub-Accounts:

	Applicable Interest Rates	Beginning Interest Funding sub-Account Balance (1)	Targeted Deposit to Interest Funding sub-Account	Previous Shortfalls of targeted deposits to the Interest Funding sub-Account	Actual Deposit to Interest Funding sub-Account (2)	Amounts withdrawn from the Interest Funding sub- Account for payment to Noteholder’s (3)	Ending Interest Funding sub-Account Balance (1)	Interest Funding sub-Account Earnings

Class A (2004-1)	0.418%	—	185,777.78	—	185,777.78	(185,777.78)	—	0.00
Class A (2004-4)	0.428%	—	190,222.22	—	190,222.22	(190,222.22)	—	0.00
Class A (2005- 9)	0.298%	—	86,088.89	—	86,088.89	(86,088.89)	—	0.00
Class A (2006- 1)	0.243%	—	108,000.00	—	108,000.00	(108,000.00)	—	0.00
Class A (2006- 3)	5.050%	—	1,683,333.33	—	1,683,333.33	(1,683,333.33)	—	0.00
Class A (2006- 5)	0.268%	—	119,111.11	—	119,111.11	(119,111.11)	—	0.00
Class A (2006- 8)	0.238%	—	63,466.67	—	63,466.67	(63,466.67)	—	0.00
Class A (2006-11)	0.298%	—	198,666.67	—	198,666.67	(198,666.67)	—	0.00
Class A (2006-12)	0.268%	—	119,111.11	—	119,111.11	(119,111.11)	—	0.00
Class A (2007- 1)	0.258%	—	143,333.33	—	143,333.33	(143,333.33)	—	0.00
Class A (2007- 2)	0.288%	—	179,200.00	—	179,200.00	(179,200.00)	—	0.00
Class A (2007- A)	5.200%	—	866,666.67	—	866,666.67	(866,666.67)	—	0.00
Class A (2007-5)	0.248%	—	132,266.67	—	132,266.67	(132,266.67)	—	0.00
Class A (2007-7)	5.750%	—	4,791,666.67	—	4,791,666.67	(4,791,666.67)	—	0.00
Class A (2007-8)	0.689%	564,392.36	306,111.11	—	306,111.11	(870,503.47)	—	3.46
Class A (2008-3)	5.050%	—	2,525,000.00	—	2,525,000.00	(2,525,000.00)	—	0.00

Total Class A		564,392.36	11,698,022.23	—	11,698,022.23	(12,262,414.59)	—	3.46

Class B (2004-3)	0.938%	—	125,066.67	—	125,066.67	(125,066.67)	—	0.00
Class B (2004-7)	0.924%	156,436.59	142,215.07	—	142,215.07	—	298,651.66	0.67
Class B (2005-1)	4.900%	—	714,583.33	—	714,583.33	(714,583.33)	—	0.00
Class B (2005-3)	0.890%	76,660.42	79,133.33	—	79,133.33	—	155,793.75	0.32
Class B (2006-1)	0.488%	—	75,911.11	—	75,911.11	(75,911.11)	—	0.00
Class B (2007- 1)	0.478%	—	148,711.11	—	148,711.11	(148,711.11)	—	0.00
Class B (2009-C)	—	—	0.00	—	0.00	—	—	0.00

Total Class B		233,097.01	1,285,620.62	—	1,285,620.62	(1,064,272.22)	454,445.41	0.99

Class C (2003-3)	2.458%	—	546,222.22	—	546,222.22	(546,222.22)	—	0.00
Class C (2004-2)	1.258%	—	111,822.22	—	111,822.22	(111,822.22)	—	0.00
Class C (2004-3)	6.399%	3,919,387.50	1,959,693.75	—	1,959,693.75	(5,879,081.25)	—	24.88
Class C (2007-1)	0.688%	—	183,466.67	—	183,466.67	(183,466.67)	—	0.00
Class C (2009-A)	—	—	0.00	—	0.00	—	—	0.00

Total Class C		3,919,387.50	2,801,204.86	—	2,801,204.86	(6,720,592.36)	—	24.88

Total		4,716,876.87	15,784,847.71	—	15,784,847.71	(20,047,279.17)	454,445.41	29.33

G.	Class C Reserve sub-Accounts:

	Beginning Class C Reserve sub-Account Balance	Targeted Deposit to Class C Reserve sub-Account	Actual Deposit to Class C Reserve sub-Account	Withdrawls from Class C Reserve sub-Account Balance	Ending Class C Reserve sub-Account Balance	Class C Reserve sub-Account Earnings

NOTHING TO REPORT

H.	Targeted Deposits to Class D Reserve sub-Accounts:

(Beginning Class D Reserve sub-Account Balance includes Class D Reserve sub-Account Earnings and deposits related to any new issuances)

	Beginning Class D Reserve sub-Account Balance	Targeted Deposit to Class D Reserve sub-Account	Actual Deposit to Class D Reserve sub-Account	Withdrawls from Class D Reserve sub-Account Balance	Ending Class D Reserve sub-Account Balance	Class D Reserve sub-Account Earnings

NOTHING TO REPORT

I.	Targeted Deposits to Accumulation Reserve sub-Accounts:

	Beginning Accumulation Reserve sub-Account Balance	Targeted Deposit to Accumulation Reserve sub-Account	Actual Deposit to Accumulation Reserve sub-Account	Withdrawals from Accumulation Reserve Account for Interest	Withdrawals from Accumulation Reserve Account for Payments to Issuer	Ending Accumulation Reserve sub-Account Balance	Accumulation Reserve sub-Account Earnings

NOTHING TO REPORT

J.	Class A Usage of Class B, C and D Subordination Amounts:

	Class A Usage of Class B Subordination Amount for this Monthly Period	Class A Usage of Class C Subordination Amount for this Monthly Period	Class A Usage of Class D Subordination Amount for this Monthly Period	Cumulative Class A Usage of Class B Subordination Amount	Cumulative Class A Usage of Class C Subordination Amount	Cumulative Class A Usage of Class D Subordination Amount

NOTHING TO REPORT

K.	Class B Usage of Class C and D Subordination Amounts:

	Class B Usage of Class C Subordination Amount for this Monthly Period	Class B Usage of Class D Subordination Amount for this Monthly Period	Cumulative Class B Usage of Class C Subordination Amount	Cumulative Class B Usage of Class D Subordination Amount

NOTHING TO REPORT

L.	Class C Usage of Class D Subordination Amounts:

	Class C Usage of Class D Subordination Amount for this Monthly Period	Cumulative Class C Usage of Class D Subordination Amount
NOTHING TO REPORT

M.	Required and Available Subordination Amount to Class A, B and C Notes:

(as of Determination Date, after taking into account all maturities expected to occur on the Distribution Date)

	Required Subordination Amount from Class B Notes	Available Subordination Amount from Class B Notes	Required Subordination Amount from Class C Notes	Available Subordination Amount from Class C Notes	Required Subordination Amount from Class D Notes	Available Subordination Amount from Class D Notes

Class A (2004-1)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2004-4)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2005- 9)	28,716,772.50	28,716,772.50	33,934,127.50	33,934,127.50	3,915,925.00	3,915,925.00
Class A (2006- 1)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2006- 3)	35,343,720.00	35,343,720.00	41,765,080.00	41,765,080.00	4,819,600.00	4,819,600.00
Class A (2006- 5)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2006- 8)	26,507,790.00	26,507,790.00	31,323,810.00	31,323,810.00	3,614,700.00	3,614,700.00
Class A (2006-11)	66,269,475.00	66,269,475.00	78,309,525.00	78,309,525.00	9,036,750.00	9,036,750.00
Class A (2006-12)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2007- 1)	55,224,562.50	55,224,562.50	65,257,937.50	65,257,937.50	7,530,625.00	7,530,625.00
Class A (2007- 2)	61,851,510.00	61,851,510.00	73,088,890.00	73,088,890.00	8,434,300.00	8,434,300.00
Class A (2007- A)	17,671,860.00	17,671,860.00	20,882,540.00	20,882,540.00	2,409,800.00	2,409,800.00
Class A (2007-5)	53,015,580.00	53,015,580.00	62,647,620.00	62,647,620.00	7,229,400.00	7,229,400.00
Class A (2007-7)	88,359,300.00	88,359,300.00	104,412,700.00	104,412,700.00	12,049,000.00	12,049,000.00
Class A (2007-8)
Class A (2008-3)	53,015,580.00	53,015,580.00	62,647,620.00	62,647,620.00	7,229,400.00	7,229,400.00

Total Class A	706,874,400.00	706,874,400.00	835,301,600.00	835,301,600.00	96,392,000.00	96,392,000.00

Class B (2004-3)			114,733,277.86	114,733,277.86	13,358,142.04	13,358,142.04
Class B (2004-7)			141,202,245.06	141,202,245.06	16,439,865.40	16,439,865.40
Class B (2005-1)			133,855,490.83	133,855,490.83	15,584,499.04	15,584,499.04
Class B (2005-3)			76,488,851.91	76,488,851.91	8,905,428.02	8,905,428.02
Class B (2006-1)			133,855,490.83	133,855,490.83	15,584,499.04	15,584,499.04
Class B (2007- 1)			267,710,981.67	267,710,981.67	31,168,998.08	31,168,998.08
Class B (2009-C)

Total Class B			867,846,338.16	867,846,338.16	101,041,431.62	101,041,431.62

Class C (2003-3)					25,197,354.52	25,197,354.52
Class C (2004-2)					10,078,941.81	10,078,941.81
Class C (2004-3)					37,040,111.15	37,040,111.15
Class C (2007-1)					30,236,825.43	30,236,825.43
Class C (2009-A)

Total Class C					102,553,232.91	102,553,232.91

*	All balances for 2006-AA, 2006-AB, 2006-AC, 2006-AD, 2006-AE, 2008-AA and 2008-AB, 2009-AA tranches are as of End of Month.

N.	Early Redemption Event

Current Month Excess Spread Amount	$121,259,269.56

Prior Month Excess Spread Amount	$136,021,403.09

Two Months Prior Excess Spread Amount	$135,033,045.99

Three Month Average Excess Spread Amount	$130,771,239.55

Is the average of the Excess Spread Amount for preceding three months greater than $0?	YES

O.	Repurchase Demand Activity (Rule 15Ga-1)

Nothing to Report

Most Recent Form ABS - 15G

Filed by: Capital One Funding, LLC

CIK#: 00011633221 Date: May 14, 2012

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 12th day of December, 2012.

Capital One Bank (USA), National Association
as Administrator

By:	/s/ Vicki Swanson

Name:	Vicki Swanson
Title:	Authorized Officer
Date:	12/12/2012